Acquisitions (Details 8)	Feb. 28, 2018 USD ($)
Acquisitions Details 1Abstract
Total Net Liabilities Assumed	$ 122,705
Common Stock	731,250
Total Compensation Expense and Purchase Price	$ 853,955